Investments in Associates	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Investments in Associates

Note 12—Investments in Associates

The Company’s associates relate to investments in Eyconis (principal place of business; U.S.), and VISEN (principal place of business; China). The Company’s investments in Eyconis and VISEN are accounted for using the equity method in the consolidated financial statements as the Company has determined that it has significant influence over the investments.

In January 2024, the Company announced the formation and launch with Frazier Life Sciences of Eyconis, a separate company created to develop, manufacture, and commercialize TransCon ophthalmology assets globally, together with a $150 million commitment from an investor syndicate that includes Frazier, RA Capital Management, venBio, and HealthQuest Capital. As of December 31, 2024, the Company’s present ownership in Eyconis was 41.6%.

In November 2018, the Company entered into three exclusive license agreements with VISEN for the further development and commercialization of TransCon hGH, TransCon PTH and TransCon CNP in Greater China, and as consideration for the granting of such rights has received a 50.0% ownership of VISEN’s issued and outstanding shares. As of December 31, 2024, the Company’s present ownership in VISEN was 43.9%.

The aggregated profit or loss, total comprehensive income, transactions and outstanding balances with associates as of December 31, 2024 and 2023 were as follows.